Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Financial Statements of Foreign Operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Statements of Foreign Operations [Abstract]
Share capital	€ 5	€ 5	€ 4	€ 5
Capital reserves	332,907	245,298	225,007
Other equity	613	1,044	106
Retained earnings	(289,157)	(191,198)	(136,117)
Profit (loss)	(55,190)	(97,959)	(55,081)
Equity attributable to owners of the Company	(10,822)	(42,809)	33,919
Total	€ (10,822)	€ (42,809)	€ 33,919	€ 80,747